GENERAL	6 Months Ended
Jun. 30, 2020
GENERAL
GENERAL

NOTE -1 - GENERAL:

a.  General:

1)

   RedHill Biopharma Ltd. (the “Company”), incorporated in Israel on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical Company primarily focused on commercialization and development of proprietary drugs for the treatment of gastrointestinal diseases.

In November 2019, the U.S. Food and Drug Administration (“FDA”) approved Talicia®, the Company’s first and only product that was developed internally to be approved for marketing by the FDA. The Company commercially launched Talicia® in the U.S. in March 2020.

Since the Company established its commercial presence in the U.S. in 2017, it promoted or commercialized various GI-related products through internal development, in licensing and co-promotion agreements. As of the date of approval of these financial statements, the Company commercializes in the U.S. Talicia® for the treatment of Helicobacter pylori infection in adults, which is the only product approved by U.S. Food and Drug Administration (“FDA”) after being developed internally by the Company, Movantik® for the treatment of opioid-induced constipation and Aemcolo® (rifamycin) for traveler’s diarrhea.

The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, and the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012 and have been listed on the Nasdaq Global Market (“Nasdaq”) since July 20, 2018.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)

On February 23, 2020, RedHill Inc. entered into an exclusive license agreement (the “License Agreement”) with AstraZeneca AB (“AstraZeneca”) pursuant to which AstraZeneca granted RedHill Inc. exclusive, worldwide (excluding Europe, Canada, and Israel) commercialization and development rights to Movantik® (naloxegol) and certain associated products. In addition, RedHill Inc. entered into a supply agreement (“Supply Agreement”) and a transitional services agreement (“TSA”) with AstraZeneca, pursuant to which AstraZeneca will provide RedHill Inc. certain technology transfers and related materials for an agreed period to enable the Company to manufacture and distribute Movantik® through its own supply chain, as well as various other supporting services over certain agreed periods. AstraZeneca continues to manufacture and supply Movantik® to RedHill Inc. during the transition period. See note 3b below.

3)

   To date, the Company has out-licensed only one of its therapeutic candidates in an exclusive worldwide license agreement, which the Company decided eventually to terminate, effective December 25, 2019, and has generated limited revenues from its commercial activities. Accordingly, there is no assurance that the Company’s business will generate sustainable positive cash flows. Through June 30, 2020, the Company has an accumulated deficit and its activities have been funded primarily through public and private offerings of the Company’s securities and borrowing. See note 3a below.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through non-dilutive financing. The Company’s current cash resources are not sufficient to complete the research and development of all of the Company’s therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, based on a prioritized plan that will result in negative cash flows from operating activities. The Company believes its existing capital resources should be sufficient to fund its current and planned operations for at least the next 12 months.

The current COVID-19 pandemic has presented substantial public health and economic challenges around the world and specifically in the Company’s target markets in the U.S., affecting employees, patients, communities and business operations. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted at this stage. The Company took actions designed to mitigate the potential impact of the COVID-19 pandemic on its business operations and to date, the COVID-19 pandemic has not caused significant disruptions to the supply chain and the Company has sufficient supply on hand to meet U.S. commercial demand. A number of the Company’s commercial activities have been impacted by the COVID-19 pandemic, including some launch sales and marketing activities for Talicia® for H. pylori infection and Aemcolo® for travelers’ diarrhea. Although no major disruptions, other than minimal impact on its development and commercial activities, the Company continuing to assess the potential impact of the COVID-19 pandemic on its business and operations, including on its sales, expenses, supply chain, financial resources and clinical trials. See also note 3c regarding the impairment test performed by the Company.

If the Company is unable to out-license, sell or commercialize its therapeutic candidates, generate sufficient and sustainable revenues from its commercial operations, or obtain future financing, the Company may be forced to delay, reduce the scope of, or eliminate one or more of its research and development or commercialization programs, any of which may have a material adverse effect on the Company’s business, financial condition or results of operations.

b. Approval of the condensed consolidated interim financial statements:

These condensed consolidated interim financial statements were approved by the Board of Directors (the "BoD") on August 12, 2020.